Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Income tax benefit	$ 13,224	$ 11,215
Income tax expense (benefit) in discontinued operations	13,200	$ 11,200
Federal and state net operating loss carryforwards relate to deductions for stock option compensation	39,200
Federal Orphan Drug Credits	106,400
Federal [Member]
Operating Loss Carryforwards [Line Items]
NOL	542,700
Federal [Member] | Research and Development [Member]
Operating Loss Carryforwards [Line Items]
Amount of tax credit carryforward	27,300
State [Member]
Operating Loss Carryforwards [Line Items]
NOL	367,400
Federal and state net operating loss carryforwards relate to deductions for stock option compensation	25,200
State [Member] | Research and Development [Member]
Operating Loss Carryforwards [Line Items]
Amount of tax credit carryforward	16,300
State [Member] | Investment [Member]
Operating Loss Carryforwards [Line Items]
Amount of tax credit carryforward	$ 800